COMMITMENTS AND CONTINGENCIES - Debt Obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Expected repayment amount of debt obligation
Less than 1 year	¥ 444,259
Interest payments
Total debt obligations	444,259
Total interest payments	212,903
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 14)	335,238	¥ 506,478
Funding Debts
Expected repayment amount of debt obligation
Less than 1 year	4,850,078
1 - 2 years	166,753
Interest payments
Less than 1 year	204,037
1 - 2 years	8,866
Total debt obligations	5,016,831
Total interest payments	212,903
Short-term borrowings
Expected repayment amount of debt obligation
Less than 1 year	438,010
Interest payments
Less than 1 year	6,249
Total debt obligations	438,010
Total interest payments	6,249
Liabilities to Individual Investors - Juzi Licai | Funding Debts
Expected repayment amount of debt obligation
Less than 1 year	3,014,670
1 - 2 years	81,168
Interest payments
Total debt obligations	3,095,838
Liabilities to other funding partners | Funding Debts
Expected repayment amount of debt obligation
Less than 1 year	1,631,371
1 - 2 years	76,719
Interest payments
Total debt obligations	¥ 1,708,090